Subsequent Events - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Oct. 04, 2021	Jan. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Exercise of share options			1,533,505	420,372
Subsequent Event [Member]
Subsequent Event [Line Items]
Exercise of share options		285,449
Unrecognized compensation expense		$ 2,446
Weighted average period, non-vested award, cost not yet recognized, period for recognition		2 years 4 months 24 days
Subsequent Event [Member] | Neura Inc's [Member]
Subsequent Event [Line Items]
Percentage of voting interests acquired	100.00%
Transaction consideration	$ 50,000